Camelot Excalibur Small Cap Income Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Camelot Excalibur Small Cap Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 10, 2017, (SEC Accession No. 0001580642-17-002242).